                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _6/30/2010_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			08/13/10
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______71_______

Form 13F Information Table Value Total: $___1,523,945_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of December 31, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-------------------------------------------------------------------------------------------
            Item 1:               Item 2:  Item 3:         Item 4:            Item 5:
                                                                             Shares of
            Name                  Title    CUSIP            Fair      Principal    SHR/PRN
          of Issuer              of Class  Number       Market Value   Amount     PPUT/CALL
-------------------------------------------------------------------------------------------
AirTran Holdings                 Common   00949P108    12,125,000.00  2,500,000   SHR
Apple Computer Inc.              Common   037833100    13,331,090.00     53,000   SHR
Atlas Air Worldwide Holdings     Common   049164205    10,744,500.00    226,200   SHR
American Commercial Lines        Common   025195405     3,233,921.66    143,666   SHR
Allegiant Travel  Co             Common   01748X102    21,885,711.54    512,666   SHR
AMR Corp                         Common   001765106     6,780,000.00  1,000,000   SHR
ARM Holdings PLC-Spons ADR       Common   042068106    21,606,863.60  1,742,489   SHR
Ameristar Casinos, Inc.          Common   03070Q101    54,656,384.52  3,629,242   SHR
Asia Pacific Wire & Cable        Common   G0535E106       328,900.00    101,200   SHR
BGC Partners Cl A               Class A   05541T101    22,433,584.74  4,390,134   SHR
Blockbuster - Cl A              Class A   093679108       345,245.00  1,450,000   SHR
Boyd Gaming                      Common   103304101    16,084,305.00  1,894,500   SHR
Bally Technologies               Common   05874B107    59,147,379.00  1,826,100   SHR
Continental Airlines - CL B     Class B   210795308    78,873,894.00  3,585,177   SHR
Avis Budget Group Inc            Common   053774105    18,000,060.00  1,833,000   SHR
Celadon Group Inc                Common   150838100       123,781.56      8,754   SHR
Churchill Downs                  Common   171484108    18,954,562.40    577,883   SHR
Majesco Entertainment Co         Common   560690208       284,000.00    400,000   SHR
Dollar Thrifty Automotive GP     Common   256743105    93,392,598.00  2,191,800   SHR
Euronet Worldwide Inc.           Common   298736109     2,666,881.27    208,513   SHR
Vaalco Energy Inc.               Common   91851C201     2,907,654.40    519,224   SHR
Elan Corp PLC Spons ADR          Common   284131208     2,700,000.00    600,000   SHR
El Paso Corp                     Common   28336L109     2,388,650.00    215,000   SHR
Expedia Inc  - Cl A             Class A   302125109    60,498,230.04  3,221,418   SHR
FBR Capital Markets Corp         Common   30247C301     1,044,051.57    313,529   SHR
Full House Resorts Inc           Common   359678109     4,136,217.75  1,313,085   SHR
First Marblehead Corp            Common   320771108     1,410,000.00    600,000   SHR
Forward Air Corporation          Common   349853101     2,091,246.75     76,743   SHR
Genesee & Wyoming Inc Cl A      Class A   371559105     6,204,056.04    166,284   SHR
Genoptix Inc                     Common   37243V100     5,160,000.00    300,000   SHR
Hawaiian Holdings Inc            Common   419879101     1,421,750.00 275,000.00   SHR
Hittite Microwave Corp           Common   43365Y104     3,780,037.86     84,489   SHR
Petrohawk Energy Corp            Common   716495106     2,800,050.00    165,000   SHR
Hughes Telematics Inc            Common   444486104     4,500,000.90  1,666,667   SHR
MarineMax Inc                    Common   567908108     2,776,000.00    400,000   SHR
Intercontinental Hotels ADR      Common   45857P301     4,024,601.28    256,671   SHR
Isle of Capri Casinos            Common   464592104    14,816,990.82  1,600,107   SHR
JetBlue Airways Corp             Common   477143101    19,061,867.43  3,472,107   SHR
Kansas City Southern             Common   485170302    15,366,889.80    422,748   SHR
Knight Trading Group Inc        Class A   499005106     3,895,675.00    282,500   SHR
Lakes Entertainment Inc          Common   51206P109     3,184,684.29  2,081,493   SHR
Lodgenet Entertainment Corp      Common   540211109       345,772.00     93,200   SHR
Southwest Airlines               Common   844741108   140,585,828.90 12,653,990   SHR
Medcath Corporation              Common   58404W109     4,868,146.02    619,357   SHR
Multimedia Games Inc.            Common   625453105     6,750,000.00  1,500,000   SHR
MTR Gaming Group Inc             Common   553769100     2,221,024.86  1,371,003   SHR
Mosys Inc.                       Common   619718109     2,293,980.00    519,000   SHR
Melco Crown Entertainment ADR    Common   585464100     8,976,000.00  2,400,000   SHR
Marten Transport LTD             Common   573075108     7,099,050.62    341,629   SHR
Nintendo Co Ltd-ADR              Common   654445303     3,171,847.20     85,100   SHR
Ohio Art Co                      Common   677143109       101,250.00     40,500   SHR
Odyssey Healthcare Inc           Common   67611V101     5,277,200.00    197,500   SHR
Orbitz Worldwide Inc             Common   68557K109    93,745,408.14 24,605,094   SHR
Univeral Display Corp            Common   91347P105       949,002.38     52,781   SHR
Priceline.com                    Common   741503403   131,960,472.28 747,482.00   SHR
Pure Cycle Corp                  Common   746228303     8,596,666.40  3,070,238   SHR
Penn National Gaming             Common   707569109    42,704,900.70  1,848,697   SHR
Pinnacle Enmt (was HPK)          Common   723456109    24,739,205.48  2,615,138   SHR
Pozen Inc                        Common   73941U102    16,597,703.18  2,367,718   SHR
Rubicon Technology               Common   78112T107     8,722,422.63    292,797   SHR
Realnetworks Inc.                Common   75605L104     6,146,306.10  1,862,517   SHR
Sunpower Corp Cl B WI           Class B   867652307        68,007.60      6,297   SHR
Transgenomic Inc                 Common   89365K206       119,070.00    243,000   SHR
Tivo Inc                         Common   888706108     7,380,000.00  1,000,000   SHR
Terra Nova Financial Grp         Common   88102L204     1,891,389.50  2,078,450   SHR
UAL Corp - New                   Common   902549807   171,470,400.00  8,340,000   SHR
UAL Corp - 5% Convertible Bond Conv. Bond 902549AE4    16,102,058.00  1,071,699   SHR
UAL Corp - Call Option            Call    902549907       544,946.00      5,618   SHR
Universal Health Services-Cl B  Class B   913903100     7,630,000.00    200,000   SHR
UnitedHealth Group Inc           Common   91324P102   173,240,000.00  6,100,000   SHR
Wellpoint Inc.                   Common   94973V107     9,786,000.00    200,000   SHR
Webzen Inc Spons ADR             Common   94846M102       693,910.21    267,919   SHR
-------------------------------------------------------------------------------------------
             Total Long Equities                    1,523,945,284.42

                                                                                                   (SEC USE ONLY)
As of December 31, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------
                                             Item 6:                                                 Item 8
                                     Investment Discretion                                  Voting Authority (Shares)
                                  ------------------------------------                  -------------------------------
            Item 1:               (a) Sole (b) Shared-                      Item 7:     (a) Sole   (b) Shared  (c) None
        Name of Issuer                     As Defined    (c) Shared-        Managers
                                           in Instr. V       Other        See Instr. V
-----------------------------------------------------------------------------------------------------------------------
AirTran Holdings                   X                                                    2,500,000
Apple Computer Inc.                X                                                       53,000
Atlas Air Worldwide Holdings       X                                                      226,200
American Commercial Lines          X                                                      143,666
Allegiant Travel  Co               X                                                      512,666
AMR Corp                           X                                                    1,000,000
ARM Holdings PLC-Spons ADR         X                                                    1,742,489
Ameristar Casinos, Inc.            X                                                    3,629,242
Asia Pacific Wire & Cable          X                                                      101,200
BGC Partners Cl A                  X                                                    4,390,134
Blockbuster - Cl A                 X                                                    1,450,000
Boyd Gaming                        X                                                    1,894,500
Bally Technologies                 X                                                    1,826,100
Continental Airlines - CL B        X                                                    3,585,177
Avis Budget Group Inc              X                                                    1,833,000
Celadon Group Inc                  X                                                        8,754
Churchill Downs                    X                                                      577,883
Majesco Entertainment Co           X                                                      400,000
Dollar Thrifty Automotive GP       X                                                    2,191,800
Euronet Worldwide Inc.             X                                                      208,513
Vaalco Energy Inc.                 X                                                      519,224
Elan Corp PLC Spons ADR            X                                                      600,000
El Paso Corp                       X                                                      215,000
Expedia Inc  - Cl A                X                                                    3,221,418
FBR Capital Markets Corp           X                                                      313,529
Full House Resorts Inc             X                                                    1,313,085
First Marblehead Corp              X                                                      600,000
Forward Air Corporation            X                                                       76,743
Genesee & Wyoming Inc Cl A         X                                                      166,284
Genoptix Inc                       X                                                      300,000
Hawaiian Holdings Inc              X                                                       400000
Hittite Microwave Corp             X                                                       84,489
Petrohawk Energy Corp              X                                                      165,000
Hughes Telematics Inc              X                                                    1,666,667
MarineMax Inc                      X                                                      400,000
Intercontinental Hotels ADR        X                                                      256,671
Isle of Capri Casinos              X                                                    1,600,107
JetBlue Airways Corp               X                                                    3,472,107
Kansas City Southern               X                                                      422,748
Knight Trading Group Inc           X                                                      282,500
Lakes Entertainment Inc            X                                                    2,081,493
Lodgenet Entertainment Corp        X                                                       93,200
Southwest Airlines                 X                                                   12,653,990
Medcath Corporation                X                                                      619,357
Multimedia Games Inc.              X                                                    1,500,000
MTR Gaming Group Inc               X                                                    1,371,003
Mosys Inc.                         X                                                      519,000
Melco Crown Entertainment ADR      X                                                    2,400,000
Marten Transport LTD               X                                                      341,629
Nintendo Co Ltd-ADR                X                                                       85,100
Ohio Art Co                        X                                                       40,500
Odyssey Healthcare Inc             X                                                      197,500
Orbitz Worldwide Inc               X                                                   24,605,094
Univeral Display Corp              X                                                       52,781
Priceline.com                      X                                                       747482
Pure Cycle Corp                    X                                                    3,070,238
Penn National Gaming               X                                                    1,848,697
Pinnacle Enmt (was HPK)            X                                                    2,615,138
Pozen Inc                          X                                                    2,367,718
Rubicon Technology                 X                                                      292,797
Realnetworks Inc.                  X                                                    1,862,517
Sunpower Corp Cl B WI              X                                                        6,297
Transgenomic Inc                   X                                                      243,000
Tivo Inc                           X                                                    1,000,000
Terra Nova Financial Grp           X                                                    2,078,450
UAL Corp - New                     X                                                    8,340,000
UAL Corp - 5% Convertible Bond     X                                                            x
UAL Corp - Call Option             X                                                            x
Universal Health Services-Cl B     X                                                      200,000
UnitedHealth Group Inc             X                                                    6,100,000
Wellpoint Inc.                     X                                                      200,000
Webzen Inc Spons ADR               X                                                      267,919
-----------------------------------------------------------------------------------------------------------------------